As filed with the Securities and Exchange Commission on February 16, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21833

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

KIM G. REDDING., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: March 31, 2011

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(l7 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in
Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 2.3%
Telecommunications - 2.3%
Qwest Corp. [2] (Cost $718,827 )	6.88%	09/15/33	$1,000	$982,500
Total INVESTMENT GRADE CORPORATE BONDS (Cost - $718,827)				982,500
HIGH YIELD CORPORATE BONDS - 138.8%
Basic Industry - 19.4%
AK Steel Corp. [2]	7.63	05/15/20	790	791,975
Arch Coal Inc. [2]	8.75	08/01/16	675	735,750
Cascades Inc.	7.75	12/15/17	550	573,375
Domtar Corp. [2]	10.75	06/01/17	500	630,000
Georgia-Pacific LLC	7.25	06/01/28	240	259,800
Georgia-Pacific LLC [2]	7.38	12/01/25	285	307,800
Hexion Finance Escrow LLC/Hexion Escrow Corp.	8.88	02/01/18	600	641,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC [3,4]	9.00	11/15/20	250	264,375
Huntsman International LLC [3,4]	8.63	03/15/21	550	594,000
Mercer International Inc. [3,4]	9.50	12/01/17	600	616,500
Millar Western Forest Products Limited	7.75	11/15/13	275	260,562
Nalco Co. [3,4]	6.63	01/15/19	600	613,500
Steel Dynamics Inc. [2,3,4]	7.63	03/15/20	675	722,250
Tembec Industries Inc. [3,4]	11.25	12/15/18	600	628,500
Westlake Chemical Corp. [2]	6.63	01/15/16	500	516,875
Total Basic Industry (Cost - $7,623,945)				8,156,512
Capital Goods - 15.3%
Associated Materials LLC [3,4]	9.13	11/01/17	600	627,000
BE Aerospace Inc.	8.50	07/01/18	550	602,250
Berry Plastics Corp.	9.50	05/15/18	600	601,500
CNH America, LLC [2]	7.25	01/15/16	500	540,000
Crown Cork & Seal Co. Inc.	7.38	12/15/26	675	669,937
Mueller Water Products Inc.	7.38	06/01/17	275	265,375
Owens-Illinois Inc. [2]	7.80	05/15/18	475	504,688
RBS Global & Rexnord Corp.	8.50	05/01/18	355	377,188
Terex Corp. [2]	7.38	01/15/14	1,000	1,012,500
Terex Corp.	8.00	11/15/17	250	252,500
Trimas Corp.	9.75	12/15/17	285	312,075
USG Corp.	9.75	01/15/18	675	654,750
Total Capital Goods (Cost - $6,099,739)				6,419,763
Consumer Cyclical - 14.8%
ACCO Brands Corp.	10.63	03/15/15	550	618,750
ACE Hardware Corp. [2,3,4]	9.13	06/01/16	500	535,000
American Axle & Manufacturing Inc.	7.88	03/01/17	550	563,063
DineEquity Inc. [3,4]	9.50	10/30/18	600	636,000
Easton-Bell Sports Inc.	9.75	12/01/16	525	576,187
Ford Motor Co.	6.50	08/01/18	525	543,375
General Motors Corp.	7.13	07/15/13	250	83,750
Levi Strauss & Co. [2]	7.63	05/15/20	675	696,937
Limited Brands Inc. [2]	8.50	06/15/19	250	285,625
Motors Liquidation Co. [1]	8.38	07/15/33	1,500	536,250
Reynolds Group Inc./Reynolds Group LLC [3,4]	9.00	04/15/19	515	533,669
Tenneco Inc. [3,4]	6.88	12/15/20	260	265,850

See Notes to Portfolio of Investments and Notes to Financial Statements.

1

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
The Neiman Marcus Group Inc.	10.38%	10/15/15	$300	$316,875
Total Consumer Cyclical (Cost - $5,777,248)				6,191,331
Consumer Non-Cyclical - 8.8%
B&G Foods Inc.	7.63	01/15/18	675	710,437
Bumble Bee Foods LLC	7.75	12/15/15	236	269,897
C&S Group Enterprises LLC [3,4]	8.38	05/01/17	600	573,000
Constellation Brands Inc. [2]	7.25	05/15/17	875	926,406
Rite Aid Corp.	9.75	06/12/16	275	302,844
Rite Aid Corp.	8.63	03/01/15	275	240,625
SUPERVALU Inc.	8.00	05/01/16	710	679,825
Total Consumer Non-Cyclical (Cost - $3,620,674)				3,703,034
Energy - 23.5%
Chaparral Energy Inc.	8.88	02/01/17	600	609,000
Consol Energy Inc. [3,4]	8.25	04/01/20	750	810,000
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88	02/15/18	550	589,187
Edgen Murray Corp.	12.25	01/15/15	550	478,500
El Paso Corp. [2]	7.00	06/15/17	675	712,338
Frac Tech Services LLC/Frac Tech Finance Inc. [3,4]	7.13	11/15/18	390	395,850
Frontier Oil Corp. [2]	8.50	09/15/16	675	718,875
Hercules Offshore Inc. [3,4]	10.50	10/15/17	375	310,312
Hilcorp Energy I LP/Hilcorp Finance Co. [2,3,4]	8.00	02/15/20	675	714,656
Linn Energy LLC/Linn Energy Finance Corp. [3,4]	8.63	04/15/20	660	711,150
McJunkin Red Man Corp. [3,4]	9.50	12/15/16	525	496,125
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [3,4]	8.88	03/15/18	600	642,000
Pioneer Natural Resources Co. [2]	6.65	03/15/17	400	424,843
Plains Exploration & Production Co. [2]	7.63	06/01/18	675	710,437
Precision Drilling Corp. [3,4]	6.63	11/15/20	225	228,938
Quicksilver Resources Inc.	11.75	01/01/16	375	436,875
SeaMetric International AS [1,3,4,5,7]	11.63	05/25/12	718	7,184
SESI LLC [2]	6.88	06/01/14	500	507,500
Trinidad Drilling Limited [3,4]	7.88	01/15/19	375	378,750
Total Energy (Cost - $10,200,559)				9,882,520
Media - 9.6%
Cablevision Systems Corp. [2]	8.63	09/15/17	750	816,562
CCO Holdings LLC/Cap. Corp. [2,6]	8.13	04/30/20	675	710,438
Deluxe Corp. [2]	7.38	06/01/15	500	521,250
DISH DBS Corp. [2]	7.88	09/01/19	675	705,375
Insight Communications Co., Inc. [3,4]	9.38	07/15/18	675	718,875
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	550	561,000
Total Media (Cost - $3,967,872)				4,033,500
Services - 24.8%
AMC Entertainment Inc.	8.75	06/01/19	600	640,500
ARAMARK Corp.	8.50	02/01/15	550	574,750
Avis Budget Car Rental LLC	9.63	03/15/18	550	592,625
Beazer Homes USA Inc.	9.13	06/15/18	275	266,750
FireKeepers Development Authority [3,4]	13.88	05/01/15	500	591,250
Harrah‘s Escrow LLC/Harrah‘s Escrow Corp.	11.25	06/01/17	500	562,500
HCA Inc. [2]	9.25	11/15/16	575	613,453
Hovnanian Enterprises Inc.	10.63	10/15/16	550	563,750
Iron Mountain Inc.	8.38	08/15/21	275	294,938
Iron Mountain Inc. [2]	8.75	07/15/18	575	603,750
Marina District Finance Co. Inc. [2,3,4]	9.88	08/15/18	600	591,000

See Notes to Portfolio of Investments and Notes to Financial Statements.

2

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Maxim Crane Works LP [3,4]	12.25%	04/15/15	$600	$582,750
MGM Mirage Inc.	5.88	02/27/14	600	553,500
MGM Resorts International	10.38	05/15/14	275	308,688
Royal Caribbean Cruises Limited [2]	7.25	06/15/16	675	727,312
RSC Equipment Rental Inc/RSC Holdings III LLC	10.25	11/15/19	275	306,625
Service Corp. International [2]	6.75	04/01/16	750	763,125
Standard Pacific Corp.	8.38	05/15/18	675	675,000
United Rentals North America Inc.	8.38	09/15/20	600	610,500
Total Services (Cost - $9,783,416)				10,422,766
Technology & Electronics - 5.5%
American Tower Corp. [2]	7.00	10/15/17	1,000	1,124,064
First Data Corp. [3,4]	8.25	01/15/21	269	258,240
First Data Corp. [3,4]	12.63	01/15/21	269	256,895
First Data Corp.	9.88	09/24/15	61	58,103
Freescale Semiconductor Inc. [3,4]	9.25	04/15/18	550	605,000
Total Technology & Electronics (Cost - $2,085,863)				2,302,302
Telecommunications - 12.6%
Cincinnati Bell Inc.	8.25	10/15/17	265	262,350
Cincinnati Bell Inc.	8.38	10/15/20	285	273,600
Citizens Communications Co. [2]	7.13	03/15/19	1,050	1,078,875
Global Crossing Ltd.	12.00	09/15/15	850	958,375
Nextel Communications Inc. [2]	7.38	08/01/15	675	675,844
PAETEC Holding Corp.	8.88	06/30/17	250	266,875
PAETEC Holding Corp.	9.50	07/15/15	250	258,750
Sprint Capital Corp. [2]	8.75	03/15/32	500	505,000
Windstream Corp. [2]	7.00	03/15/19	1,000	985,000
Total Telecommunications (Cost - $5,109,586)				5,264,669
Utility - 4.5%
Calpine Corp. [3,4]	7.25	10/15/17	550	550,000
Dynegy Holdings Inc.	7.75	06/01/19	275	183,563
Edison Mission Energy	7.00	05/15/17	275	217,937
NRG Energy Inc.	8.50	06/15/19	675	696,937
Texas Competitive Electric Holdings Co. LLC [4,8]	3.75	10/10/14	149	115,241
Texas Competitive Electric Holdings Co. LLC [4,8]	3.76	10/10/14	149	114,727
Total Utility (Cost - $1,904,319)				1,878,405
Total HIGH YIELD CORPORATE BONDS (Cost - $56,173,221)				58,254,802
			Shares	Value
COMMON STOCKS - 1.2%
Consumer Cyclical - 0.4%
DR Horton Inc.			6,100	72,773
M.D.C. Holdings Inc.			2,200	63,294
The Ryland Group, Inc.			3,400	57,902
Total Consumer Cyclical (Cost - $250,103)				193,969
Services - 0.1%
Hovnanian Enterprises Inc. (Cost $42,234 )			6,300	25,767

See Notes to Portfolios of Investments and Notes to Financial Statements.

3

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2010

	Shares	Value
COMMON STOCKS (continued)
Telecommunications - 0.7%
Frontier Communications Corp.	17,743	$172,639
Windstream Corp.	9,200	128,248
Total Telecommunications (Cost - $285,725)		300,887
Total COMMON STOCKS (Cost - $578,062)		520,623
Total Investments - 142.3% (Cost - $57,470,110)		59,757,925
Liabilities in Excess of Other Assets - (42.3)%		(17,772,635)
NET ASSETS - 100.0%		$41,985,290

See Notes to Portfolios of Investments and Notes to Financial Statements.

4

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

December 31, 2010

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Issuer is currently in default on its regularly scheduled interest payment.

2	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreement.
3	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$20,571,338	38.29%
Helios High Income Fund, Inc.	13,463,165	35.56
Helios Multi-Sector High Income Fund, Inc.	15,468,619	36.84
Helios Strategic Income Fund, Inc.	10,353,202	29.27

4	—	Private Placement.

5	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of December 31, 2010, the total values of all such securities were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$15,265	0.03%
Helios Multi-Sector High Income Fund, Inc.	7,184	0.02
Helios Strategic Income Fund, Inc.	13,469	0.04

6	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

7	—	Restricted Illiquid Security – Security is not actively traded and would be difficult to sell in a current sale thus causing it to be not readily convertible into cash. The details of the acquisition of this security is as follows:

Fund	Acquisition Date	Cost	Market Value as a % of Net Assets
Helios Advantage Income Fund, Inc.	05/02/07	$1,521,503	0.03%
Helios Multi-Sector High Income Fund, Inc.	05/02/07	715,067	0.02
Helios Strategic Income Fund, Inc.	05/02/07	1,342,490	0.04

8	—	Term Loan.

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds adopted updated provisions surrounding fair value measurements and disclosures. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

The Funds have established methods of fair value measurements in accordance with generally accepted accounting principles. Fair value denotes the price that a Fund would receive upon

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1	–	quoted prices in active markets for identical investments
• Level 2	–	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Level 1 — Quoted Prices	$-	$-	$628,196	$628,196
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,105,257	42,342,718	-	44,447,975
Level 3 — Significant Unobservable Inputs	-	29,831,138	-	29,831,138

Total	$2,105,257	$72,173,856	$628,196	$74,907,309

For the nine month period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Level 1 — Quoted Prices	$-	$-	$465,856	$465,856
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,203,563	31,402,059	-	32,605,622
Level 3 — Significant Unobservable Inputs	-	20,336,630	-	20,336,630

Total	$1,203,563	$51,738,689	$465,856	$53,408,108

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

For the nine month period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Level 1 — Quoted Prices	$-	$-	$520,623	$520,623
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	982,500	35,482,976	-	36,465,476
Level 3 — Significant Unobservable Inputs	-	22,771,826	-	22,771,826

Total	$982,500	$58,254,802	$520,623	$59,757,925

For the nine month period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage- Backed Securities		Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Level 1 — Quoted Prices	$	.-	$-	$-	$2,074,421	$2,074,421
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs		-	9,934,623	18,265,645	-	28,200,268
Level 3 — Significant Unobservable Inputs		4,783,523	-	14,913,621	-	19,697,144

Total		$4,783,523	$9,934,623	$33,179,266	$2,074,421	$49,971,833

For the nine month period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$18,569,635
Accrued Discounts	119,827
Realized Gain	303,960
Change in Unrealized Appreciation (Depreciation)	(130,948)
Net Purchases (Sales)	9,726,839
Transfers into Level 3	1,859,325
Transfers out of Level 3	(617,500)

Balance as of December 31, 2010	$29,831,138

Change in unrealized gains or losses relating to assets still held at reporting date	$264,277

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$13,882,594
Amortized Discounts	98,233
Realized Gain	264,544
Change in Unrealized Appreciation (Depreciation)	(201,202)
Net Purchases (Sales)	5,724,836
Transfers into Level 3	1,018,875
Transfers out of Level 3	(451,250)

Balance as of December 31, 2010	$20,336,630

Change in unrealized gains or losses relating to assets still held at reporting date	$156,438

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$14,519,190
Amortized Discounts	107,108
Realized Gain	253,935
Change in Unrealized Appreciation (Depreciation)	(190,710)
Net Purchases (Sales)	7,451,365
Transfers into Level 3	1,129,688
Transfers out of Level 3	(498,750)

Balance as of December 31, 2010	$22,771,826

Change in unrealized gains or losses relating to assets still held at reporting date	$267,509

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage- Backed Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2010	$-	$11,418,579	$11,418,579
Accrued Discounts (Premiums)	(3,815)	108,428	104,613
Realized Loss	-	183,277	183,277
Change in Unrealized Appreciation (Depreciation)	(116,589)	(150,076)	(266,665)
Net Purchases (Sales)	4,903,927	2,941,538	7,845,465
Transfers into Level 3	-	839,375	839,375
Transfers out of Level 3	-	(427,500)	(427,500)

Balance as of December 31, 2010	$4,783,523	$14,913,621	$19,697,144

Change in unrealized gains or losses relating to assets still held at reporting date	$(116,589)	$127,213	$10,624

Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from their portfolios having a value not less than the repurchase price (including accrued interest). Each

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Funds’ obligation to repurchase the securities, and the Funds’ use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreements are less than the value of the securities subject to such agreements.

At December 31, 2010, Helios Advantage Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$723,750	Barclays, -0.25%, dated 11/16/10, maturity date 01/18/11	$723,433
2,196,238	Barclays, 1.00%, dated 11/16/10, maturity date 01/18/11	2,200,081
507,196	Barclays, 1.00%, dated 11/17/10, maturity date 01/19/11	508,084
457,875	Barclays, 1.00%, dated 11/18/10, maturity date 01/20/11	458,676
1,963,100	Barclays, 1.00%, dated 11/09/10, maturity date 01/18/11	1,966,917
522,375	Barclays, 1.00%, dated 12/06/10, maturity date 01/18/11	522,999
1,171,875	JP Morgan Chase, 0.95%, dated 11/16/10, maturity date 01/18/11	1,173,823
6,170,484	JP Morgan Chase, 0.95%, dated 11/17/10, maturity date 01/19/11	6,180,742
6,942,062	JP Morgan Chase, 0.95%, dated 11/18/10, maturity date 01/20/11	6,953,604
2,888,555	JP Morgan Chase, 0.98%, dated 11/09/10, maturity date 01/18/11	2,894,059

$23,543,510	Maturity Amount, Including Interest Payable	$23,582,418

	Market Value of Assets Sold Under Agreements	$28,216,682

	Weighted Average Interest Rate	0.93%

At December 31, 2010, Helios High Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$379,969	Barclays, -0.25%, dated 11/16/10, maturity date 01/18/11	$379,803
2,081,063	Barclays, 1.00%, dated 11/16/10, maturity date 01/18/11	2,084,704
374,884	Barclays, 1.00%, dated 11/17/10, maturity date 01/19/11	375,540
416,250	Barclays, 1.00%, dated 11/18/10, maturity date 01/20/11	416,978
1,030,406	Barclays, 1.00%, dated 11/09/10, maturity date 01/18/11	1,032,410
391,781	Barclays, 1.00%, dated 12/02/10, maturity date 01/18/11	392,249
1,213,967	JP Morgan Chase, 0.95%, dated 11/16/10, maturity date 01/18/11	1,215,985
4,237,794	JP Morgan Chase, 0.95%, dated 11/17/10, maturity date 01/19/11	4,244,839
4,761,617	JP Morgan Chase, 0.95%, dated 11/18/10, maturity date 01/20/11	4,769,534
2,367,675	JP Morgan Chase, 0.98%, dated 11/09/10, maturity date 01/18/11	2,372,187

$17,255,406	Maturity Amount, Including Interest Payable	$17,284,229

	Market Value of Assets Sold Under Agreements	$20,806,136

	Weighted Average Interest Rate	0.94%

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

At December 31, 2010, Helios Multi-Sector High Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$434,250	Barclays, -0.25%, dated 11/16/10, maturity date 01/18/11	$434,060
1,074,769	Barclays, 1.00%, dated 11/09/10, maturity date 01/18/11	1,076,859
3,050,616	Barclays, 1.00%, dated 11/16/10, maturity date 01/18/11	3,055,954
418,988	Barclays, 1.00%, dated 11/17/10, maturity date 01/19/11	419,721
561,937	Barclays, 1.00%, dated 11/18/10, maturity date 01/20/11	562,921
1,242,081	JP Morgan Chase, 0.95%, dated 11/16/10, maturity date 01/18/11	1,244,146
5,743,317	JP Morgan Chase, 0.95%, dated 11/17/10, maturity date 01/19/11	5,752,865
4,344,205	JP Morgan Chase, 0.95%, dated 11/18/10, maturity date 01/20/11	4,351,427
2,582,884	JP Morgan Chase, 0.98%, dated 11/09/10, maturity date 01/18/11	2,587,806

$19,453,047	Maturity Amount, Including Interest Payable	$19,485,759

	Market Value of Assets Sold Under Agreements	$23,398,004

	Weighted Average Interest Rate	0.94%

At December 31, 2010, Helios Strategic Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$351,619	Barclays, 1.00%, dated 11/09/10, maturity date 01/18/11	$352,302
1,804,866	Barclays, 1.00%, dated 11/16/10, maturity date 01/18/11	1,808,024
352,832	Barclays, 1.00%, dated 11/17/10, maturity date 01/19/11	353,449
395,437	Barclays, 1.00%, dated 11/18/10, maturity date 01/20/11	396,130
373,125	Barclays, 1.00%, dated 12/02/10, maturity date 01/18/11	373,571
384,375	JP Morgan Chase, 0.95%, dated 11/16/10, maturity date 01/18/11	385,014
5,496,556	JP Morgan Chase, 0.95%, dated 11/17/10, maturity date 01/19/11	5,505,694
4,764,555	JP Morgan Chase, 0.95%, dated 11/18/10, maturity date 01/20/11	4,772,476
1,743,403	JP Morgan Chase, 0.98%, dated 11/09/10, maturity date 01/18/11	1,746,725

$15,666,768	Maturity Amount, Including Interest Payable	$15,693,385

	Market Value of Assets Sold Under Agreements	$18,396,261

	Weighted Average Interest Rate	0.95%

The average daily balances of reverse repurchase agreements outstanding during the period ended December 31, 2010, was approximately $18,814,646, $13,746,616, $15,867,473 and $12,458,186 at a weighted average interest rate of 0.96%, 0.97%, 0.97% and 0.98% for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

The maximum amount of reverse repurchase agreements outstanding at any time during the period ended December 31, 2010, was $23,616,996, $18,317,395, $20,449,979 and $15,712,436, which was 30,68%, 32.63%, 32.92% and 30.79% of total assets for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2010 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation)
Helios Advantage Income Fund, Inc.	$72,515,691	$4,498,463	$(2,106,845)	$2,391,618
Helios High Income Fund, Inc.	50,614,753	3,289,392	(496,037)	2,793,355
Helios Multi-Sector High Income Fund, Inc	57,470,110	3,571,379	(1,283,564)	2,287,815
Helios Strategic Income Fund, Inc.	48,645,795	3,270,960	(1,944,922)	1,326,038

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Multi-Sector High Income Fund, Inc.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date: February 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date: February 16, 2011

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date: February 16, 2011